Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Lease Liabilities
Schedule of Lease Liabilities

 Schedule of Lease Liabilities

	December 31, 2024	June 30, 2024
	$	$
Balance, beginning of period	31,107	61,028
Lease payments	(17,913)	(35,828)
Accretion on lease liabilities	1,418	5,907
Balance, end of period	14,612	31,107